Summary of Significant Accounting Policies (Details) - Schedule of Land Use Rights	Mar. 31, 2024
Minimum [Member]
Schedule of Land Use Rights [Line Items]
Land use rights	46 years
Maximum [Member]
Schedule of Land Use Rights [Line Items]
Land use rights	50 years